Note 12 - Derivatives and Fair Value Disclosures	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Fair Value Disclosures [Text Block]
12.	Derivatives and Fair Value Disclosures

The Company uses interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of the Company’s debt from a floating to a fixed rate. The Company is a party to six
floating-to-fixed interest rate swaps with various major financial institutions at
December 31, 2017 (
2016:
five
swaps) covering notional amounts aggregating approximately
$68,935,006
at
December
31,
2017
(
2016:
$60,750,343
) pursuant to which it pays fixed rates ranging from
1.52%
to
2.60%
and receives floating rates based on the London Interbank Offered Rate (“LIBOR”) (approximately
1.14%
at
December
31,
2017
). These agreements contain
no
leverage features and have maturity dates ranging from
September 2020
to
May 2025.
All the derivative contracts for the periods presented qualified for hedge accounting since their inception..

On
April 10, 2014,
the Company as a condition of its term loan dated
September 23, 2013,
entered into an amortizing interest rate swap agreement for a notional amount of
$17,553,663.
The agreement is effective from
September 30, 2015
and expires on
September 30, 2020;
under this agreement the Company receives each quarter interest on the notional amount based on the three
month LIBOR rate and pays interest based on a fixed interest rate of
2.60%.

On
July 6, 2015,
the Company as a condition of its term loan dated
September 23, 2013,
entered into an amortizing interest rate swap agreement for a notional amount of
$17,553,663.
The agreement is effective from
September 30, 2015
and expires on
September 30, 2020;
under this agreement the Company receives each quarter interest on the notional amount based on the three
month LIBOR rate and pays interest based on a fixed interest rate of
1.69%.

On
September 22, 2015,
the Company as a condition of its term loan dated
June 12, 2014,
entered into an amortizing interest rate swap agreement for a notional amount of
$12,120,000.
The agreement is effective from
October 2, 2015
and expires on
October 2, 2020;
under this agreement the Company receives each quarter interest on the notional amount based on the three
month LIBOR rate and pays interest based on a fixed interest rate of
1.54%.

On
October 13, 2015,
the Company as a condition of its term loan dated
July 4, 2014,
entered into
two
amortizing interest rate swap agreements for a notional amount of
$11,171,875
each. The
first
agreement is effective from
November 4, 2015
and expires on
August 4, 2021
and the
second
agreement is effective from
December 3, 2015
and expires on
September 3, 2021;
under these agreements the Company receives each quarter interest on the notional amounts based on the three
month LIBOR rate and pays interest based on a fixed interest rate of
1.52%
and
1.55%,
respectively.

On
June 2, 2017,
the Company as a condition of its term loan dated
May 18, 2016,
entered into an amortizing interest rate swap agreement for a notional amount of
$15,996,125.
The agreement is effective from
August 16, 2017
and expires on
May 16, 2025;
under this agreement the Company receives each quarter interest on the notional amount based on the three
month LIBOR rate and pays interest based on a fixed interest rate of
2.12%.
The Company enters into foreign currency forward contracts in order to manage risks associated with fluctuations in foreign currencies. During
2014,
the Company entered into a series of foreign currency forward contracts to hedge part of its exposure to fluctuations of its anticipated cash payments in Japanese Yen relating to certain vessels under construction. Under the contracts the Company converted U.S. dollars to approximately
JPY400
million of cash outflows in
2014
and to approximately
JPY500
million of cash outflows in
2015.
No
such contracts were entered into during the years ended
December 31, 2016
and
2017.

The following tables present information on the location and amounts of derivatives’ fair values reflected in the consolidated balance sheets and with respect to gains and losses on derivative positions reflected in the consolidated statements of operations or in the consolidated balance sheets, as a component of accumulated other comprehensive income.

Tabular disclosure of financial instruments is as follows:

		December 31,
		2016		2017
Derivatives designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Non current assets — Fair value of derivatives	263,635	—	645,169	—
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	364,823	—	126,525

Total derivatives designated as hedging instruments		263,635	364,823	645,169	126,525

The effect of derivative instruments on the consolidated statements of operations for the years ended
December
31,
2015,
2016
and
2017
is as follows:

		Year Ended December 31,
Derivatives not designated as hedging instruments	Location of Gain/(Loss) Recognized	2015	2016	2017
Interest Rate Swap — Change in Fair Value	Loss on derivatives	1,191,050	297,656	—
Interest Rate Swap — Realized loss	Loss on derivatives	(1,243,359)	(297,954)	—
Foreign Currency Contract — Change in Fair Value	Loss on derivatives	583,368	—	—
Foreign Currency Contract — Realized loss	Loss on derivatives	(669,712)	—	—

Total loss on derivatives		(138,653)	(298)	—

		Year Ended December 31,
Derivatives designated as hedging instruments	Location of Loss Recognized	2015	2016	2017
Interest Rate Swap — Loss reclassified from OCI (Effective portion)	Loss on derivatives	(231,931)	(766,898)	(403,943)

Total loss on derivatives		(231,931)	(766,898)	(403,943)

The components of accumulated other comprehensive income included in the accompanying consolidated balance sheets consist of unrealized gain / (loss) on cash flow hedges and are analyzed as follows:

Unrealized Gain / (Loss) on cash flow hedges
Balance, January 1, 2015	(293,020)
Effective portion of changes in fair value of interest swap contracts	(100,268)
Balance, December 31, 2015	(393,288)
Effective portion of changes in fair value of interest swap contracts	418,723
Balance, December 31, 2016	25,435
Effective portion of changes in fair value of interest swap contracts	592,460
Balance, December 31, 2017	617,895

Fair Value of Financial Instruments and Concentration of Credit Risk:
 Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, receivables from related party, trade and other receivables, claims receivable, payable to related party, trade accounts payable and accrued liabilities. The Company limits its credit risk with respect to accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not
require collateral for its trade accounts receivable. The Company places its cash and cash equivalents, time deposits and other investments with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings. The carrying values of cash and cash equivalents, restricted cash, receivables from related party, trade and other receivables, claims receivable, payable to related party, trade accounts payable and accrued liabilities are reasonable estimates of their fair value due to the short term nature of these financial instruments. Cash and cash equivalents and restricted cash are considered Level
1
items as they represent liquid assets with short-term maturities. The fair value of long term bank loans is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Their carrying value approximates their fair market value due to their variable interest rate, being LIBOR. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence floating rate loans are considered Level
2
items in accordance with the fair value hierarchy. Additionally, the Company considers the creditworthiness of each counterparty when determining the fair value of the derivative instruments. The Company’s interest rate swap agreements are recorded at fair value. The fair value of the interest rate swaps is determined using a discounted cash flow method based on market-based LIBOR swap yield curves. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swap and therefore are considered Level
2
items.

Fair Value Disclosures:
 The Company has categorized assets and liabilities recorded at fair value based upon the fair value hierarchy specified by the guidance. The levels of fair value hierarchy are as follows:

Level
1:
 Quoted market prices in active markets for identical assets or liabilities.

Level
2:
 Observable market based inputs or unobservable inputs that are corroborated by market data.

Level
3:
 Unobservable inputs that are
not
corroborated by market data.

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of
December
31,
2016:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets/(Liabilities):
Interest Rate Swap Agreements	263,635	—	263,635	—
Interest Rate Swap Agreements	(364,823)	—	(364,823)	—

Total	(101,188)	—	(101,188)	—

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of
December
31,
2017:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets/(Liabilities):
Interest Rate Swap Agreements	645,169	—	645,169	—
Interest Rate Swap Agreements	(126,525)	—	(126,525)	—

Total	518,644	—	518,644	—

The following tables summarize the valuation of assets measured at fair value on a non-recurring basis as of the valuation date.

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss

Long-lived assets held and used	26,500,000	—	26,500,000	—	(5,735,086)

Total	26,500,000	—	26,500,000	—	(5,735,086)

As a result of the impairment analysis performed for the year ended
December 31, 2016,
six
of the Company's vessels, with a carrying amount of
$32,235,086
were written down to their fair value as determined by the Company based on vessel valuations for the vessels, obtained from independent third
party shipbrokers as of
December 31, 2016,
which are mainly based on recent sales and purchase transactions of similar vessels, resulting in an impairment charge of
$5,735,086.
This impairment charge was included in the accompanying consolidated statement of operations under the caption “Impairment loss” for the year ended
December 31, 2016.

		Fair Value Measurements Using
Description	Fair Value as of June 30, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	6,000,000	—	6,000,000	—	(897,965)
Long-lived assets held for sale	5,800,000	—	5,800,000	—	(2,327,927)
Total	11,800,000	—	11,800,000	—	(3,225,892)

The vessels Gas Icon and Gas Emperor were classified as held for sale as of
June 30, 2017
and were recognized at their fair value of
$5,800,000
less costs to sell.  Costs to sell amounted to
$220,000.
 For Gas Monarch which was recorded at its Fair Value of
$6,000,000
as of
June 30, 2017,
depreciation amounting to
$255,015
was recorded in the period from
July 1, 2017
to
December 31, 2017
and the vessel is presented at Fair Value less depreciation of
$5,744,985
in the accompanying consolidated balance sheet as of
December 31, 2017.

		Fair Value Measurements Using
Description	Fair Value as of September 30, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	8,000,000	—	8,000,000	—	(1,258,037)
Long-lived assets held for sale	6,250,000	—	6,250,000	—	(1,977,344)
Total	14,250,000	—	14,250,000	—	(3,235,381)

The vessels Gas Moxie and Gas Nirvana were classified as held for sale as of
September 30, 2017
and were recognized at their fair value of
$6,250,000
less costs to sell.  Costs to sell amounted to
$272,750.
 For vessels Gas Pasha and Gas Evoluzione, which were recorded at their Fair Value of
$8,000,000
as of
September 30, 2017,
depreciation amounting to
$200,130
was recorded in the period from
October 1, 2017
to
December 31, 2017
and the vessels are presented at Fair Value less depreciation of
$7,799,870
in the accompanying consolidated balance sheet as of
December 31, 2017.

As a result of the impairment analysis performed for the year ended
December 31, 2017,
three
of the Company's vessels were written down to their fair value as determined by the Company based on vessel valuations, obtained from independent third
party shipbrokers, which are mainly based on recent sales and purchase transactions of similar vessels, resulting in an impairment charge of
$2,156,002.
Furthermore,
four
of the Company's vessels were classified as held for sale during
2017
resulting in an impairment charge of
$4,305,271
as their carrying amount exceeded their fair value which was determined based on their transaction price, as the sale price was agreed with unaffiliated third
parties. These impairment charges were included in the accompanying consolidated statement of operations under the caption “Impairment loss” for the year ended
December 31, 2017.